Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2025	Mar. 31, 2025
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 14,113	¥ 15,750
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,236	1,173
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	11,089	13,125
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 1,788	¥ 1,452